7. STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
7. STOCKHOLDERS' EQUITY

The Company’s authorized capital stock consists of 200,000,000 shares of common stock and 1,000,000 shares of preferred stock, par value $0.001 per share. As of September 30, 2021 and December 31, 2020, there were 92,837,376 and 104,964,265 shares of common stock issued and outstanding, respectively.

As of September 30, 2021 and December 31, 2020, there were 0 and 0 shares of preferred stock of the Company issued and outstanding, respectively.

Common Stock issuances during the nine months ending September 30, 2021

On February 18, 2021, the Company entered into a Stock Redemption Agreement (the “Redemption Agreement”) with Saqoia, Inc. (“SI”), an entity which is owned and controlled by Rasmus Refer. Pursuant to the Redemption Agreement, the Company agreed to purchase, and SI agreed to sell, 14,000,000 shares (the “Shares”) of the Company’s common stock held by SI to the Company in exchange for $1.00, with the shares then being returned to the Company’s authorized, but unissued shares of common stock.

On May 10, 2021 the Company entered into a Common Stock Purchase agreement to sell up to $20,000,000 of the Company’s common stock. Per the agreement the Company may deliver purchase notices to the investor, requiring the purchase of a number of shares. The purchase price is 85% of the lowest daily VWAP of the Common Stock during the 5 business days after shares have been received by the investor. Upon the Investor purchasing $5,000,000 increases to 90% of the lowest daily VWAP of the Common Stock during the 5 business days after shares have been received by the investor. The commitment period of the purchase agreement ends on either the earlier of purchase by the investor of $20,000,000 worth of purchase notice shares or December 31, 2022.

On June 8, 2021 the Company issued 25,000 shares of the Company’s $0.001 par value common stock for services. The shares were valued on the date of issuance at $1.98 per share or $49,500.

On June 8, 2021 the Company entered into a Common Stock Purchase agreement to sell 500,000 shares of its common stock for cash proceeds of $750,000 or $1.50 per share, pending a Registration Statement being declared effective. On August 17, 2021 the agreement was amended to change the purchase amount to $1,000,000 and the purchase price to 85% of the lowest daily VWAP of the Common Stock during the 5 business days after shares have been received by the investors custodian.

On August 6, 2021 the Company issued 50,000 shares of the Company’s $0.001 par value common stock for services. The shares were valued on the date of issuance at $2.46 per share or $123,000.

On August 19, 2021 the Company issued 25,000 shares of the Company’s $0.001 par value common stock for services. The shares were valued on the date of issuance at $0.90 per share or $22,500.

On September 10, 2021, the Company issued 1,500,000 shares of the Company’s $0.001 par value common stock for services . The shares were valued on the date of issuance at $2.75 per share or $4,125,000.

On September 14, 2021 the Company issued 111,111 shares of the Company’s $0.001 par value common stock for services. The shares were valued on the date of issuance at $1.70 per share or $188,889.

During the nine months ended September 30, 2021, the Company entered into an employment agreement in which it granted 100,000 shares of common stock. The shares were valued on the date of issuance at $2.75 per share valued at $137,500. and vest and are issuable on September 30, 2022. As of September 30, 2021, the shares have not been issued and have been included in Stock payable. .

Overview

The Company’s authorized capital stock consists of 200,000,000 shares of common stock and 1,000,000 shares of preferred stock, par value $0.001 per share. As of December 31, 2020 and December 31, 2019, there were 104,964,265 and 104,425,830 shares of common stock issued and outstanding, respectively.

As of December 31, 2020 and December 31, 2019, there were 0 and 0 shares of preferred stock of the Company issued and outstanding, respectively.

Common Stock issuances during the year ended December 31, 2019

During the period commencing January 1, 2019 through March 31, 2019, the Company issued 8,478 shares of common stock for $5,197 cash.

On March 31, 2019, concurrent with the close of the reverse merger the Company issued 4,000,000 shares of the Company’s $0.001 par value common stock in relation to conversion of 60 shares of preferred stock held by pre-merger Wikisoft Corp shareholders. (See note 4 for additional details.)

On March 31, 2019, concurrent with the close of the reverse merger the Company issued 365,219 shares of the Company’s $0.001 par value common stock valued at $237,392. (See note 4 for additional details.)

During the period commencing April 1, 2019 through June 30, 2019, the Company issued 68,732 shares of common stock for $63,472 cash.

During the period commencing July 1, 2019 through September 30, 2019, the Company issued 4,875 shares of common stock for $10,126 cash.

During the period commencing November 1, 2019 through December 31, 2019, the Company issued 5,500 shares of common stock for $9,075 cash.

On December 31, 2019 the company issued 50,000 shares of common stock for a share dividend valued at $26,474, which had previously been recorded as stock payable.

Common Stock issuances during the year ending December 31, 2020

On January 3, 2020, the Company issued 500 shares of common stock for $868 cash.

On May 28, 2020, the Company issued 1,500 shares of common stock for $1,950 cash.

On May 28, 2020, the Company issued 1,000 shares of common stock for $1,436 cash.

On April 16, 2020, the Company issued 1,500 shares of the Company’s $0.001 par value common stock to Milestone Management for Consulting services. The shares were valued on the date of issuance at $2.00 per share or $3,000.

On May 16, 2020, the Company issued 4,000 shares of the Company’s $0.001 par value common stock to Milestone Management for Consulting services. The shares were valued on the date of issuance at $1.25 per share or $5,000.

On June 1, 2020, the Company issued 500,000 shares of the Company’s $0.001 par value common stock to Carsten K. Falk, the Company’s Chief Commercial Officer and deputy as a signing bonus. The shares were valued on the date of issuance at $3.00 per share or $1,500,000.

On June 16, 2020, the Company issued 4,000 shares of the Company’s $0.001 par value common stock to Milestone Management for Consulting services. The shares were valued on the date of issuance at $2 per share or $8,000.

On August 1, 2020, the Company issued 12,500 shares of the Company’s $0.001 par value common stock for Consulting services. The shares were valued on the date of issuance at $4.50 per share or $56,250.

On August 1, 2020, the Company issued 62,500 shares of the Company’s $0.001 par value common stock to Milestone Management for Consulting services. The shares were valued on the date of issuance at $4.50 per share or $281,250.